Pension, Health Care and Postretirement Benefits Other Than Pensions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Investments at fair value:
Fair value of plan assets	$ 1,083,715		$ 1,055,349		$ 836,576
Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	14,846	[1]	15,055	[1]	68,795	[1]
Equity investments [Member]
Investments at fair value:
Fair value of plan assets	739,358	[2]	736,873	[2]	490,993	[2]
Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets	285,042	[3]	255,927	[3]	239,558	[3]
Other Assets [Member]
Investments at fair value:
Fair value of plan assets	44,469	[4]	47,494	[4]	37,230	[4]
Domestic Defined Benefit Pension Plans [Member]
Net pension costs:
Service costs	21,342		23,176		19,061
Interest costs	26,266		18,444		17,442
Expected returns on plan assets	(51,293)		(42,937)		(44,841)
Amortization of prior service costs	1,837		1,823		1,591
Amortization of actuarial losses			13,147		22,205
Ongoing pension (credits) costs	(1,848)		13,653		15,458
Net pension (credits) costs	(1,848)		13,653		15,458
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	47,785		(90,669)		(26,459)
Prior service costs during the year	2,242		1,756		2,495
Amortization of prior service costs	(1,837)		(1,823)		(1,591)
Amortization of actuarial losses			(13,147)		(22,205)
Total recognized in Cumulative other comprehensive loss	48,190		(103,883)		(47,760)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	46,342		(90,230)		(32,302)
Investments at fair value:
Fair value of plan assets	896,071		870,386		703,563		614,463
Foreign Pension Plan [Member]
Net pension costs:
Service costs	5,261		5,039		3,654
Interest costs	10,422		7,940		6,927
Expected returns on plan assets	(10,836)		(7,487)		(6,799)
Amortization of actuarial losses	1,413		1,716		1,022
Ongoing pension (credits) costs	6,260		7,208		4,804
Settlement (credits) costs	(3,422)		(220)		47
Net pension (credits) costs	2,838		6,988		4,851
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	21,792		(5,487)		14,131
Amortization of actuarial losses	(1,413)		(1,716)		(1,022)
Exchange rate (loss) gain recognized during year	(7,988)		819		1,464
Total recognized in Cumulative other comprehensive loss	12,391		(6,384)		14,573
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	15,229		604		19,424
Investments at fair value:
Fair value of plan assets	$ 187,645		$ 184,963		$ 133,013		$ 118,060

[1]	This category includes a full range of high quality, short-term money market securities.
[2]	This category includes actively managed equity assets that track primarily to the S&P 500.
[3]	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
[4]	This category consists of venture capital funds.